Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net remeasurement of post-employment benefit plans
Group	$ (13)	$ (76)	$ (771)
Associates and joint ventures	4	1	16
Tax on post-employment benefit plans	7	14	193
Changes in the fair value of equity investments	0	(1)	(5)
Items that will not be recycled subsequently to the income statement	(2)	(62)	(567)
Exchange differences on translation of foreign operations
Group	633	(516)	(906)
Associates and joint ventures	489	(64)	132
Non-controlling interests	(4)	(21)	(100)
Net investment hedges	(845)	(70)	499
Exchange loss recycled to the income statement
On disposal of foreign operations	179	26	15
On step acquisitions	0	0	2
Tax on exchange differences – group	10	11	2
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group	161	(58)	7
Transaction exposure hedging of the group	144	61	328
Hedges by associates and joint ventures	13	(3)	29
Commodity price risk hedging of the group	(20)	13	(67)
Recycled to income statement – hedge of foreign currency debt of the group	(230)	152	65
Recycled to income statement – transaction exposure hedging of the group	(68)	(266)	(16)
Recycled to income statement – commodity price risk hedging of the group	19	9	(39)
Cost of hedging	101	(51)	0
Recycled to income statement – cost of hedging	(26)	(27)	0
Tax on effective portion of changes in fair value of cash flow hedges	(15)	16	(46)
Hyperinflation adjustments	362	503	229
Tax on hyperinflation adjustments	(98)	(138)	(49)
Items that may be recycled subsequently to the income statement	805	(423)	85
Other comprehensive income/(loss) net of tax for the year	803	(485)	(482)
Profit for the year	2,538	4,166	4,479
Total comprehensive income	3,341	3,681	3,997
Attributable to:
Equity shareholders of the parent company	3,158	3,404	4,063
Non-controlling interests	$ 183	$ 277	$ (66)